Changes in Proved Reserves (Detail)	12 Months Ended
Dec. 31, 2011 Boe bu
Reserve Quantities [Line Items]
Purchase of oil and gas reserves in place	529,305
Production	(16,403)
Balance, December 31, 2011	512,902
Proved developed	390,784
Proved undeveloped	122,118
Oil (Bbl)
Reserve Quantities [Line Items]
Purchase of oil and gas reserves in place	385,008
Production	(9,990)
Balance, December 31, 2011	375,018
Proved developed	290,038
Proved undeveloped	84,980
Gas (Mcf)
Reserve Quantities [Line Items]
Purchase of oil and gas reserves in place	865,778
Production	(38,477)
Balance, December 31, 2011	827,301
Proved developed	604,476
Proved undeveloped	222,825